UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-05767

DWS Strategic Municipal Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2012

ITEM 1.	REPORT TO STOCKHOLDERS

MAY 31, 2012 Semiannual Report to Shareholders

DWS Strategic Municipal Income Trust Ticker Symbol: KSM

Contents
4 Performance Summary
6 Portfolio Management Team
6 Portfolio Summary
8 Investment Portfolio
20 Statement of Assets and Liabilities
21 Statement of Operations
22 Statement of Cash Flows
23 Statement of Changes in Net Assets
24 Financial Highlights
26 Notes to Financial Statements
33 Dividend Reinvestment Plan
35 Additional Information
37 Privacy Statement

The fund's investment objective is to provide a high level of current income exempt from federal income tax.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any gains or losses. Although the fund seeks income that is federally tax-free, a portion of the fund's distributions may be subject to federal, state and local taxes, including the alternative minimum tax.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary May 31, 2012 (Unaudited)

Performance is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.

Average Annual Total Returns as of 5/31/12
DWS Strategic Municipal Income Trust	6-Month‡	1-Year	3-Year	5-Year	10-Year
Based on Net Asset Value(a)	12.68%	21.55%	15.53%	9.82%	8.70%
Based on Market Price(a)	15.22%	29.31%	19.96%	11.46%	10.01%
Barclays Municipal Bond Index(b)	5.75%	10.40%	7.32%	5.87%	5.40%
Morningstar Closed-End High-Yield Municipal Funds Category(c)	12.28%	19.65%	15.02%	4.99%	6.09%

‡ Total returns shown for periods less than one year are not annualized.

(a) Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period.

(b) The Barclays Municipal Bond Index is an unmanaged, unleveraged market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

(c) Morningstar's Closed-End High-Yield Municipal Funds category represents high-yield muni portfolios that invest at least 50% of assets in high-income municipal securities that are not rated or that are rated by a major agency such as Standard & Poor's or Moody's at the level of BBB and below (considered part of the high-yield universe within the municipal industry). Morningstar figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Morningstar, Inc. as falling into the Closed-End High-Yield Municipal Funds category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Morningstar category.

Net Asset Value and Market Price
	As of 5/31/12	As of 11/30/11
Net Asset Value	$13.59	$12.49
Market Price	$14.83	$13.33

Prices and net asset value fluctuate and are not guaranteed.

Distribution Information
Six Months as of 5/31/12: Income Dividends (common shareholders)	$.46
Capital Gain Distributions	$.01
May Income Dividend (common shareholders)	$.0770
Current Annualized Distribution Rate (Based on Net Asset Value) as of 5/31/12+	6.80%
Current Annualized Distribution Rate (Based on Market Price) as of 5/31/12+	6.23%
Tax Equivalent Distribution Rate (Based on Net Asset Value) as of 5/31/12+	10.46%
Tax Equivalent Distribution Rate (Based on Market Price) as of 5/31/12+	9.58%

+ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2012. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Tax equivalent distribution rate is based on the Fund's distribution rate and a marginal income tax rate of 35%. Distribution rates are historical, not guaranteed and will fluctuate.

Morningstar Rankings — Closed-End High-Yield Municipal Funds Category as of 5/31/12
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	6	of	16	34
3-Year	6	of	16	34
5-Year	1	of	15	1
10-Year	1	of	11	1

Source: Morningstar, Inc. Rankings are historical and do not guarantee future results. Rankings are based on net asset value total return with distributions reinvested.

Portfolio Management Team

Philip G. Condon, Managing Director

Lead Portfolio Manager of the fund. Joined the fund in 1998.

• Head of U.S. Retail Fixed Income Funds.

• Joined Deutsche Asset Management in 1983.

• Over 35 years of investment industry experience.

• BA and MBA, University of Massachusetts at Amherst.

Rebecca L. Flinn, Director

Portfolio Manager of the fund. Joined the fund in 1998.

• Joined Deutsche Asset Management in 1986.

• Over 25 years of investment industry experience.

• BA, University of Redlands, California.

Portfolio Summary (Unaudited)

Investment Portfolio as of May 31, 2012 (Unaudited)
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 139.2%
Arizona 2.1%
Arizona, Project Revenue, Health Facilities Authority, The New Foundation Project, 8.25%, 3/1/2019	1,280,000	1,285,568
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	1,570,000	1,875,962
		3,161,530
California 14.4%
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2034	1,000,000	1,170,300
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	1,310,000	1,709,773
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	1,000,000	1,015,500
California, South Bayside Waste Management Authority, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.25%, 9/1/2029	1,425,000	1,608,227
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp., Series 2003-A-1, Prerefunded, 6.75%, 6/1/2039	4,000,000	4,257,200
California, State General Obligation:
5.25%, 4/1/2035	1,230,000	1,382,114
5.5%, 3/1/2040	1,000,000	1,130,690
5.75%, 4/1/2031	1,000,000	1,168,390
6.0%, 4/1/2038	1,000,000	1,167,580
6.5%, 4/1/2033	1,950,000	2,374,807
California, State Public Works Board Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	1,000,000	1,199,350
California, State Public Works Board Lease Revenue, Riverside Campus Project, Series B, 6.125%, 4/1/2028	2,000,000	2,353,720
Sacramento County, CA, Sales & Special Tax Revenue, Bradshaw Road Project, 7.2%, 9/2/2015	545,000	550,341
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	500,000	594,035
		21,682,027
Colorado 0.6%
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co., Inc.	635,000	763,378
Colorado, State Housing Finance Authority, Single Family Mortgage Revenue, "I", Series A-3, AMT, 0.18%**, 5/1/2038, LOC: Fannie Mae, Freddie Mac	200,000	200,000
		963,378
Connecticut 3.5%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	2,000,000	2,263,440
Greenwich, CT, Multi-Family Housing Revenue, 6.35%, 9/1/2027	2,000,000	1,975,560
Mashantucket, CT, Mashantucket Western Pequot Tribe, Special Revenue, Series A, 144A, 6.5%, 9/1/2031*	705,000	281,020
Mashantucket, CT, Sports Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe:
Series B, 144A, Zero Coupon, 9/1/2017*	2,000,000	487,980
Series B, 144A, Zero Coupon, 9/1/2018*	1,000,000	229,790
		5,237,790
Florida 9.6%
Florida, Capital Region Community Development District, Capital Improvement Revenue, Series A, 7.0%, 5/1/2039	485,000	451,288
Florida, Middle Village Community Development District, Special Assessment, Series A, 6.0%, 5/1/2035	1,000,000	922,910
Florida, Tolomato Community Development District, Special Assessment:
5.4%, 5/1/2037	1,800,000	1,556,370
6.55%, 5/1/2027*	850,000	379,465
Florida, Village Community Development District No. 9, Special Assessment Revenue, 5.5%, 5/1/2042	175,000	182,394
Hillsborough County, FL, Industrial Development Authority Revenue, Health Facilities, University Community Hospital, Series A, Prerefunded, 5.625%, 8/15/2029	1,875,000	2,395,875
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, 5.5%, 11/15/2042	335,000	355,656
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center:
144A, 6.75%, 11/15/2029	1,385,000	1,497,642
Prerefunded, 144A, 6.75%, 11/15/2029	215,000	247,181
Miami-Dade County, FL, Aviation Revenue, Series A, 5.5%, 10/1/2041	3,000,000	3,381,870
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, 5.0%, 7/1/2035	1,080,000	1,187,978
Orlando, FL, Greater Aviation Authority, Airport Facilities Revenue, Jet Blue Airways Corp., AMT, 6.5%, 11/15/2036	1,000,000	1,014,300
Orlando, FL, Special Assessment Revenue, Conroy Road Interchange Project, Series A, 5.8%, 5/1/2026	920,000	922,705
		14,495,634
Georgia 6.4%
Americus-Sumter County, GA, Hospital & Healthcare Revenue, Hospital Authority, South Georgia Methodist, Series A, 6.375%, 5/15/2029	1,250,000	1,250,300
Atlanta, GA, Airport Revenue, Series C, AMT, 5.0%, 1/1/2037	125,000	134,094
Atlanta, GA, Tax Allocation, Beltline Project, Series B, 7.375%, 1/1/2031	1,000,000	1,105,230
Atlanta, GA, Water & Wastewater Revenue, Series A, 6.25%, 11/1/2034	2,000,000	2,402,760
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2036	1,000,000	1,134,430
Gainesville & Hall County, GA, Development Authority Retirement Community Revenue, ACTS Retirement Life Community, Series A-2, 6.625%, 11/15/2039	1,000,000	1,123,540
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024	1,220,000	1,350,613
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System, 6.5%, 8/1/2038, INS: AGC	1,000,000	1,147,420
		9,648,387
Guam 2.1%
Guam, Government General Obligation, Series A, 7.0%, 11/15/2039	1,000,000	1,115,270
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 6.0%, 7/1/2025	1,000,000	1,028,770
Guam, Power Authority Revenue, Series A, 5.5%, 10/1/2030	1,000,000	1,046,140
		3,190,180
Hawaii 0.4%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	500,000	580,435
Idaho 0.2%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	305,000	358,168
Illinois 10.3%
Chicago, IL, General Obligation, Series A, 5.25%, 1/1/2035	1,000,000	1,105,710
Chicago, IL, O'Hare International Airport Revenue, Series B, 6.0%, 1/1/2041	2,000,000	2,357,320
Chicago, IL, Waterworks Revenue, 5.0%, 11/1/2042	590,000	660,387
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	3,000,000	3,185,400
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg, Series A, 5.625%, 2/15/2037	2,000,000	1,914,980
Illinois, Finance Authority Revenue, Park Place of Elmhurst, Series A, 8.0%, 5/15/2030	1,000,000	1,037,360
Illinois, Finance Authority Revenue, Roosevelt University Project, 6.5%, 4/1/2044	1,000,000	1,097,490
Illinois, Finance Authority Revenue, The Admiral at Lake Project, Series A, 8.0%, 5/15/2040	1,000,000	1,118,310
Illinois, Finance Authority Revenue, Three Crowns Park Plaza, Series A, 5.875%, 2/15/2038	1,000,000	1,012,820
Illinois, Railsplitter Tobacco Settlement Authority Revenue, 6.0%, 6/1/2028	365,000	419,571
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, 5.0%, 12/1/2030	1,000,000	1,093,690
Illinois, Upper River Valley Development Authority, Solid Waste Disposal Revenue, Waste Recovery Project, AMT, 5.9%, 2/1/2014, GTY: GreenGold Ray Energies, Inc.	425,000	428,251
		15,431,289
Indiana 1.1%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	525,000	613,856
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc., 144A, 5.7%, 9/1/2037	1,000,000	1,012,460
		1,626,316
Iowa 1.5%
Cedar Rapids, IA, First Mortgage Revenue, Cottage Grove Place, Series A, 5.875%, 7/1/2028	1,670,000	1,236,418
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, 6.5%, 11/15/2027	1,000,000	980,890
		2,217,308
Kansas 0.6%
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project, 7.25%, 5/15/2039	300,000	328,365
Wyandotte County, KS, Unified Government Special Obligation Revenue, Sales Tax, Series B, 5.0%, 12/1/2020	520,000	551,470
		879,835
Kentucky 4.2%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	2,000,000	2,325,320
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033, INS: AGC	365,000	402,883
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	3,425,000	3,534,395
		6,262,598
Louisiana 3.9%
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	1,000,000	1,113,190
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	1,500,000	1,564,605
Morehouse Parish, LA, Pollution Control Revenue, International Paper Co. Project, Series A, 5.25%, 11/15/2013	3,000,000	3,169,620
		5,847,415
Maine 0.8%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	1,000,000	1,148,500
Maryland 4.2%
Maryland, Economic Development Corp., Pollution Control Revenue, Potomac Electric Power Co., 6.2%, 9/1/2022	1,500,000	1,830,390
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2031	1,000,000	669,810
Series B, 5.25%, 12/1/2031	1,000,000	698,680
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, 6.75%, 7/1/2039	500,000	598,545
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital:
5.75%, 1/1/2033	1,000,000	1,062,840
6.0%, 1/1/2028	1,385,000	1,506,077
		6,366,342
Massachusetts 6.2%
Massachusetts, Development Finance Agency, Senior Living Facility Revenue, Groves-Lincoln:
Series A, 7.75%, 6/1/2039	250,000	188,375
Series A, 7.875%, 6/1/2044	250,000	188,390
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, Prerefunded, 9.0%, 12/15/2015, GTY: Harvard Pilgrim Health Care	1,200,000	1,272,516
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	1,760,000	1,644,280
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	1,790,000	1,827,912
Massachusetts, State Development Finance Agency Revenue, Babson College, Series A, 0.17%**, 10/1/2032, LOC: Citizens Bank	1,850,000	1,850,000
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	505,485	2,608
Series A-2, 5.5%, 11/15/2046	101,629	62,942
Series A-1, 6.25%, 11/15/2039	1,903,948	1,411,663
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center, Series E, 5.0%, 7/15/2037	950,000	918,945
		9,367,631
Michigan 5.8%
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	1,000,000	1,087,260
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community, 5.5%, 5/15/2036	1,000,000	907,440
Kentwood, MI, Economic Development, Limited Obligation, Holland Home, Series A, 5.375%, 11/15/2036	2,000,000	1,838,760
Michigan, State Building Authority Revenue, Facilities Program, Series I-A, 5.5%, 10/15/2045	2,000,000	2,271,800
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.25%, 9/1/2039	1,000,000	1,280,340
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services:
Series A, ETM, 5.6%, 2/15/2013	50,000	50,778
Series A, ETM, 5.75%, 2/15/2023	1,300,000	1,305,798
		8,742,176
Minnesota 0.8%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	1,000,000	1,207,170
Mississippi 1.2%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	250,000	285,517
Mississippi, Business Finance Corp., Pollution Control Revenue, Systems Energy Resources, Inc. Project, 5.875%, 4/1/2022	1,000,000	1,002,660
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	435,000	488,575
		1,776,752
Missouri 1.7%
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services, Series C, 5.0%, 2/1/2042	2,000,000	2,008,540
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	415,000	485,645
		2,494,185
Nevada 5.4%
Clark County, NV, School District, Series A, 5.0%, 6/15/2022, INS: FGIC, NATL	5,140,000	6,067,050
Henderson, NV, Health Care Facility Revenue, Catholic Healthcare West, Series B, 5.25%, 7/1/2031	2,000,000	2,112,480
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project, Second Tier, 7.375%, 1/1/2030*	2,000,000	20
		8,179,550
New Hampshire 2.3%
New Hampshire, Hospital & Healthcare Revenue, Rivermead at Peterborough Retirement Community, 5.75%, 7/1/2028	1,500,000	1,500,435
New Hampshire, State Business Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 5.2%, 5/1/2027	1,750,000	1,887,918
		3,388,353
New Jersey 4.1%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, Prerefunded, 5.75%, 6/15/2034	290,000	321,340
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph's Health Care System, 6.625%, 7/1/2038	715,000	830,709
New Jersey, State Transportation Trust Fund Authority, Series B, 5.5%, 6/15/2031	1,500,000	1,755,435
New Jersey, Tobacco Settlement Financing Corp., Series 1A, 4.75%, 6/1/2034	4,280,000	3,322,478
		6,229,962
New York 9.4%
New York, State Dormitory Authority Revenues, Non-State Supported Debt, New York Law School, 0.15%**, 7/1/2038, LOC: TD Bank NA	2,200,000	2,200,000
New York & New Jersey Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2023, INS: FGIC, NATL	8,260,000	9,173,473
New York & New Jersey, Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	680,000	756,670
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 8.0%, 8/1/2028, GTY: AMR Corp.	2,000,000	2,054,280
		14,184,423
North Carolina 1.5%
North Carolina, Electric Revenue, Municipal Power Agency, Series C, 5.375%, 1/1/2017	1,000,000	1,026,770
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health Systems, Series D, 6.25%, 12/1/2033	1,000,000	1,165,280
		2,192,050
Pennsylvania 3.0%
Butler County, PA, Hospital Authority Revenue, Butler Health Systems Project, 7.25%, 7/1/2039	2,000,000	2,350,880
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh Continuing Care, 6.25%, 2/1/2035	600,000	605,934
Philadelphia, PA, Redevelopment Authority Revenue, First Lien Mortgage, Series A, 6.5%, 1/1/2029	549,400	550,389
Westmoreland County, PA, Industrial Development Authority Revenue, Retirement Community-Redstone, Series A, 5.875%, 1/1/2032	1,000,000	995,340
		4,502,543
Puerto Rico 7.2%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	4,000,000	4,273,280
Puerto Rico, Public Buildings Authority Revenue, Series Q, 5.625%, 7/1/2039	1,000,000	1,048,690
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	1,000,000	1,071,200
Series A, 6.5%, 8/1/2044	2,000,000	2,361,300
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	2,000,000	2,054,980
		10,809,450
South Carolina 1.8%
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	983,000	901,136
South Carolina, Jobs Economic Development Authority Revenue, Bon Secours Health System, Series B, 5.625%, 11/15/2030	1,585,000	1,593,559
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, Series C, Prerefunded, 7.0%, 8/1/2030	170,000	183,187
		2,677,882
Tennessee 2.9%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:
5.0%, 12/15/2017	500,000	539,425
5.0%, 12/15/2018	540,000	582,763
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series A, 7.75%, 7/1/2038	1,000,000	1,198,790
Johnson City, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board Hospital, Series A, Prerefunded, 7.5%, 7/1/2033	2,000,000	2,069,380
		4,390,358
Texas 12.5%
Abilene, TX, Senior Care Revenue, Health Facilities Development, Sears Methodist Retirement Facilities, Series A, 5.9%, 11/15/2025	2,410,000	1,838,324
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A, 3.375%, 4/1/2027 (a)	1,960,000	1,100,814
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	1,000,000	1,042,970
Series A-3, AMT, 5.125%, 5/15/2033	1,000,000	1,050,350
Central Texas, Regional Mobility Authority Revenue, Senior Lien, 6.0%, 1/1/2041	545,000	612,139
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental Airlines, Inc., Series E, AMT, 6.75%, 7/1/2029	2,000,000	2,008,600
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	2,250,000	2,283,187
North Texas, Tollway Authority Revenue, Toll Second Tier, Series F, 5.75%, 1/1/2033	2,000,000	2,192,900
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	1,000,000	1,002,660
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility, Mirador Project, Series A, 8.25%, 11/15/2044	570,000	611,325
Texas, Industrial Development Revenue, Waste Disposal Authority, Series A, AMT, 6.1%, 8/1/2024	1,000,000	1,006,540
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	1,055,000	1,103,118
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020	2,000,000	2,284,220
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health, 7.125%, 11/1/2040	510,000	579,931
		18,717,078
Virgin Islands 1.8%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, 6.375%, 10/1/2019	2,740,000	2,749,179
Virginia 1.1%
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	1,370,000	1,689,251
Washington 1.8%
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: Radian	595,000	619,020
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	2,000,000	2,151,580
		2,770,600
Wisconsin 2.8%
Wisconsin, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Aurora Health Care, Inc., 6.875%, 4/15/2030	1,000,000	1,028,030
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, 6.625%, 2/15/2039	1,110,000	1,282,283
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	1,765,000	1,914,903
		4,225,216
Total Municipal Bonds and Notes (Cost $188,375,436)		209,390,941

Municipal Inverse Floating Rate Notes (b) 11.9%
California 3.0%
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027, INS: AGMC (c)	2,121,349	2,387,194
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028, INS: AGMC (c)	1,930,312	2,172,216
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.163%, 11/1/2015, Leverage Factor at purchase date: 2 to 1
		4,559,410
New York 4.3%
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2023 (c)	5,535,000	6,473,546
Trust: New York, State Dormitory Authority Revenue, Secondary Issues, Series 1955-2, 144A, 17.854%, 3/15/2015, Leverage Factor at purchase date: 4 to 1
Tennessee 4.6%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2024 (c)	5,918,585	6,929,070
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-1, 144A, 17.866%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Total Municipal Inverse Floating Rate Notes (Cost $15,857,179)		17,962,026

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $204,232,615)+	151.1	227,352,967
Other Assets and Liabilities, Net	(4.6)	(6,940,221)
Preferred Shares, at Redemption Value	(46.5)	(70,000,000)
Net Assets Applicable to Common Shareholders	100.0	150,412,746

The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A (a)	3.375%	4/1/2027	1,960,000	1,960,000	1,100,814
Florida, Tolomato Community Development District, Special Assessment*	6.55%	5/1/2027	850,000	548,692	379,465
Mashantucket, CT, Sports Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe, Series B, 144A*	Zero Coupon	9/1/2017	2,000,000	930,679	487,980
Mashantucket, CT, Mashantucket Western Pequot Tribe, Special Revenue, Series A, 144A*	6.5%	9/1/2031	705,000	735,378	281,020
Mashantucket, CT, Sports Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe, Series B, 144A*	Zero Coupon	9/1/2018	1,000,000	436,601	229,790
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project, Second Tier*	7.375%	1/1/2030	2,000,000	1,933,273	20
				6,544,623	2,479,089

* Non-income producing security.

** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of May 31, 2012.

+ The cost for federal income tax purposes was $203,126,938. At May 31, 2012, net unrealized appreciation for all securities based on tax cost was $24,226,029. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $30,382,872 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,156,843.

(a) Partial interest-paying security. The rate shown represents 50% of the original coupon rate.

(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.

(c) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

INS: Insured

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (d)	$—	$227,352,967	$—	$227,352,967
Total	$—	$227,352,967	$—	$227,352,967

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended May 31, 2012.

(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of May 31, 2012 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $204,232,615)	$227,352,967
Cash	220,759
Receivable for investments sold	295,000
Interest receivable	3,293,153
Other assets	46,057
Total assets	231,207,936
Liabilities
Payable for floating rate notes issued	10,615,039
Distributions payable	1,112
Accrued management fee	109,865
Accrued Trustees' fees	2,406
Other accrued expenses and payables	66,768
Total liabilities	10,795,190
Preferred shares, at redemption value	70,000,000
Net assets applicable to common shareholders, at value	$150,412,746
Net Assets Applicable to Common Shareholders Consist of
Undistributed net investment income	3,496,982
Net unrealized appreciation (depreciation) on investments	23,120,352
Accumulated net realized gain (loss)	818,766
Paid-in capital	122,976,646
Net assets applicable to common shareholders, at value	$150,412,746
Net Asset Value
Net Asset Value per common share ($150,412,746 ÷ 11,071,637 outstanding shares of beneficial interest, $.01 par value, unlimited number of common shares authorized)	$13.59

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended May 31, 2012 (Unaudited)
Investment Income
Income: Interest	$6,327,078
Expenses: Management fee	646,891
Services to shareholders	7,062
Custodian fee	3,721
Professional fees	61,555
Reports to shareholders	24,006
Trustees' fees and expenses	7,185
Interest expense and fees on floating rate notes issued	38,722
Auction service fees	89,304
Stock exchange listing fees	11,939
Other	25,087
Total expenses	915,472
Net investment income	5,411,606
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	375,640
Change in net unrealized appreciation (depreciation) on investments	11,560,825
Net gain (loss)	11,936,465
Net increase (decrease) in net assets resulting from operations	17,348,071
Distributions to Preferred Shareholders	(84,200)
Net increase (decrease) in net assets applicable to common shareholders	$17,263,871

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows
for the six months ended May 31, 2012 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations (excluding distributions to Preferred Shareholders)	$17,348,071
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities: Purchases of long-term investments	(47,217,409)
Net amortization of premium/(accretion of discount)	(126,710)
Proceeds from sales and maturities of long-term investments	47,068,887
(Increase) decrease in interest receivable	(42,090)
(Increase) decrease in other assets	4,898
(Increase) decrease in receivable for investments sold	365,000
Increase (decrease) in other accrued expenses and payables	(10,536)
Change in net unrealized (appreciation) depreciation on investments	(11,560,825)
Net realized (gain) loss from investments	(375,640)
Cash provided (used) by operating activities	5,453,646
Cash Flows from Financing Activities
Net increase (decrease) in cash overdraft	(250,887)
Distributions paid (net of reinvestment of distributions)	(4,982,000)
Cash provided (used) by financing activities	(5,232,887)
Increase (decrease) in cash	220,759
Cash at beginning of period	—
Cash at end of period	$220,759
Supplemental Disclosure of Non-Cash Financing Activities:
Reinvestment of distributions	$277,393
Interest expense and fees paid on floating rate notes	$(38,722)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended May 31, 2012 (Unaudited)	Year Ended November 30, 2011
Operations: Net investment income (loss)	$5,411,606	$11,146,802
Net realized gain (loss)	375,640	(398,692)
Change in net unrealized appreciation (depreciation)	11,560,825	1,370,805
Net increase (decrease) in net assets resulting from operations	17,348,071	12,118,915
Distributions to Preferred Shareholders	(84,200)	(222,056)
Net increase (decrease) in net assets applicable to common shareholders	17,263,871	11,896,859
Distributions to common shareholders from: Net investment income	(5,109,578)	(10,189,606)
Net realized gains	(66,347)	(645,970)
Total distributions	(5,175,925)	(10,835,576)
Fund share and paid-in capital transactions: Net proceeds from shares issued to common shareholders from reinvestment of distributions	277,393	553,103
Net increase (decrease) in net assets from Fund share and paid-in capital transactions	277,393	553,103
Increase (decrease) in net assets	12,365,339	1,614,386
Net assets at beginning of period applicable to common shareholders	138,047,407	136,433,021
Net assets at end of period applicable to common shareholders (including undistributed net investment income of $3,496,982 and $3,279,154, respectively)	$150,412,746	$138,047,407
Other Information
Common shares outstanding at beginning of period	11,050,828	11,004,594
Shares issued to common shareholders from reinvestment of distributions	20,809	46,234
Common shares outstanding at end of period	11,071,637	11,050,828

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended November 30,
	Six Months Ended 5/31/12 (Unaudited)		2011	2010	2009	2008		2007
Selected Per Share Data Applicable to Common Shareholders
Net asset value, beginning of period	$12.49		$12.40	$12.01	$9.66	$12.11		$12.48
Income (loss) from investment operations: Net investment incomea	.49		1.01	1.00	1.01	.95		.93
Net realized and unrealized gain (loss)	1.09		.08	.35	2.25	(2.50)		(.42)
Total from investment operations	1.58		1.09	1.35	3.26	(1.55)		.51
Distributions to Preferred Shareholders from net investment income (common share equivalent)	(.01)		(.02)	(.03)	(.05)	(.24)		(.24)
Net increase (decrease) in net assets resulting from operations applicable to common shareholders	1.57		1.07	1.32	3.21	(1.79)		.27
Less distributions to common shareholders from: Net investment income	(.46)		(.92)	(.93)	(.86)	(.66)		(.66)
Net realized gains	(.01)		(.06)	—	—	—		—
Total distributions	(.47)		(.98)	(.93)	(.86)	(.66)		(.66)
Reimbursement by Advisor	—		—	—	—	—		.02
Net asset value, end of period	$13.59		$12.49	$12.40	$12.01	$9.66		$12.11
Market price, end of period	$14.83		$13.33	$12.78	$12.33	$7.80		$10.89
Total Return
Based on net asset value (%)c	12.68	**	9.32	11.18	35.09	(14.99	)b	2.53	b,d
Based on market price (%)c	15.22	**	13.20	11.61	71.76	(23.67)		(6.14)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	150		138	136	132	106		133
Ratio of expenses before fee reductions (%) (based on net assets of common shares, including interest expense)e,f	1.26	*	1.29	1.32	1.48	1.90		1.64
Ratio of expenses after fee reductions (%) (based on net assets of common shares, including interest expense)e,g	1.26	*	1.29	1.32	1.48	1.89		1.62
Financial Highlights (continued)
			Years Ended November 30,
	Six Months Ended 5/31/12 (Unaudited)		2011	2010	2009	2008		2007
Ratio of expenses after fee reductions (%) (based on net assets of common shares, excluding interest expense)h	1.20	*	1.23	1.26	1.39	1.33		1.26
Ratio of net investment income (loss) (%) (based on net assets of common shares)	7.43	*	8.40	8.00	9.35	8.34		7.56
Ratio of net investment income (loss) (%) (based on net assets of common and preferred shares)	5.02	*	5.50	5.31	5.87	5.34		4.96
Portfolio turnover rate (%)	21	**	26	26	79	65		44
Preferred shares information at end of period: Aggregate amount outstanding ($ millions)	70		70	70	70	70		70
Asset coverage per share ($)i	78,719		74,303	73,726	72,033	62,784		72,352
Liquidation and market price per share ($)	25,000		25,000	25,000	25,000	25,000		25,000

a Based on average common shares outstanding during the period.
b Total return would have been lower had certain fees not been reduced.
c Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period.
d Includes a non-recurring reimbursement from the Advisor for a fee previously charged to the Fund. Excluding this non-recurring reimbursement, total return would have been 0.13% lower.
e Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
f The ratio of expenses before fee reductions (based on net assets of common and preferred shares, including interest expense) were 0.85%*, 0.85%, 0.88%, 0.93%, 1.22% and 1.07% for the periods ended May 31, 2012 and November 30, 2011, 2010, 2009, 2008 and 2007, respectively.
g The ratio of expenses after fee reductions (based on net assets of common and preferred shares, including interest expense) were 0.85%*, 0.85%, 0.88%, 0.93%, 1.21% and 1.07% for the periods ended May 31, 2012 and November 30, 2011, 2010, 2009, 2008 and 2007, respectively.
h The ratio of expenses after fee reductions (based on net assets of common and preferred shares, excluding interest expense) were 0.81%*, 0.81%, 0.84%, 0.88%, 0.86% and 0.83% for the periods ended May 31, 2012 and November 30, 2011, 2010, 2009, 2008 and 2007, respectively.
i Asset coverage per share equals net assets of common shares plus the redemption value of the preferred shares divided by the total number of preferred shares outstanding at the end of the period.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Strategic Municipal Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Municipal debt securities are valued by independent pricing services approved by the Fund's Board, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate municipal bond into a special purpose trust (the "Trust"). In turn the Trust issues a short-term floating rate note and an inverse floater. The income stream from the underlying bond in the Trust is divided between the floating rate note and the inverse floater. The income provided by the inverse floater bears an inverse relationship with the short-term rate paid to the floating rate note holder. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond's par amount and is paid to a third party, usually a tax-exempt money market fund, at rates that generally reset weekly. The inverse floater earns all of the interest from the underlying fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the Trust. The inverse floater represents an investment in the underlying bond on a leveraged basis; the Fund bears all of the price risk of the underlying bond in the Trust and receives all the benefits from any potential appreciation of the underlying bond's value. The floating rate notes issued by the Trust are valued at cost, which approximates fair value.

By holding the inverse floater, the Fund has the right to collapse the Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption "Payable for floating rate notes issued" in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the Trust are included in "Interest expense and fees on floating rate notes issued" in the Statement of Operations.

The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund's inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The Trust could be terminated outside of the Fund's control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.

The weighted average outstanding daily balance of the floating rate notes during the six months ended May 31, 2012 was approximately $10,615,000, with a weighted average interest rate of 0.73%.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At November 30, 2011, the Fund had a net tax basis capital loss carryforward of approximately $367,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until November 30, 2019, the expiration date, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of November 30, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Preferred Shares. The Fund has issued and outstanding 2,800 Series T municipal auction rate cumulative preferred shares ("Preferred Shares"), at a liquidation value of $25,000 per share. The Preferred Shares are senior to and have certain class specific preferences over the common shares. The dividend rate on the Preferred Shares is set through a "Dutch" auction process, and the dividends are generally paid every seven days. An auction fails if there are more Preferred Shares offered for sale than there are buyers. Since February 2008, auctions for the Preferred Shares have failed. Under the terms of the Preferred Shares designation statement, in the event of a failed auction, the Preferred Shares' dividend rate adjusts to a "maximum rate." Based on current Preferred Share ratings, the maximum rate is 110% times the higher of the "Taxable Equivalent of the Short-Term Municipal Bond Rate" (defined as the approximate taxable yield equivalent of the yield on short-term municipal securities derived by reference to the S&P Weekly High Grade Index) and the applicable AA Composite Commercial Paper Rate. Preferred shareholders may offer their shares for sale at the next scheduled auction, subject to the same risk that the subsequent auction will not attract sufficient demand for a successful auction to occur. Broker-dealers may also try to facilitate secondary trading in the Preferred Shares, although such secondary trading may be limited and may only be available for shareholders willing to sell at a discount.

While prolonged auction failures have affected the liquidity for the Preferred Shares, a failed auction does not represent a default on or loss of capital of, the Fund's Preferred Shares and the preferred shareholders have continued to receive dividends at the previously defined "maximum rate." Prolonged auction failures may increase the cost of leverage to the Fund.

During the six months ended May 31, 2012, the dividend rates ranged from 0.107% to 0.381%. The 1940 Act requires that the preferred shareholders of the Fund, voting as a separate class, have the right to: a) elect at least two trustees at all times, and b) elect a majority of the trustees at any time when dividends on the Preferred Shares are unpaid for two full years. Unless otherwise required by law or under the terms of the Preferred Shares designation statement, each Preferred Share is entitled to one vote and preferred shareholders will vote together with common shareholders as a single class.

Leverage involves risks and special considerations for the Fund's common shareholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund's common shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates will reduce the return to common shareholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund's common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund's common shares. Changes in the value of the Fund's portfolio will be borne entirely by the common shareholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to redeem Preferred Shares to comply with asset coverage or other restrictions imposed by the rating agencies that rate the Preferred Shares. The Fund is subject to certain restrictions on its investments imposed by guidelines of the rating agencies. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. There is no assurance that the Fund's leveraging strategy will be successful.

On July 12, 2012, Moody's Investors Service ("Moody's") announced that it had downgraded the rating of the Remarketed Preferred Shares from Aaa to Aa1. See Footnote E. Subsequent Event for more information.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash position at the Fund's custodian bank at May 31, 2012.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended May 31, 2012, purchases and sales of investment securities (excluding short-term investments) aggregated $47,217,409 and $47,068,887, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.60% of the Fund's average weekly net assets, computed and accrued daily and payable monthly. Average weekly net assets, for purposes of determining the management fee, means the average weekly value of the total assets of the Fund, minus the sum of accrued liabilities of the Fund (other than the liquidation value of the Preferred Shares).

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2012, the amount charged to the Fund by DISC aggregated $3,621, of which $1,821 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended May 31, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $6,277, all of which is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Other Related Parties. Deutsche Bank Trust Company Americas, an affiliate of the Advisor, is the auction agent with respect to the preferred shares. The auction agent pays each broker-dealer a service charge from funds provided by the Fund ("Auction Service Fee"). The Auction Service Fee charged to the Fund for the six months ended May 31, 2012 aggregated $89,304, of which $1,004 is unpaid.

In addition, Deutsche Bank Trust Company Americas charges an administration fee for the preferred shares. For the six months ended May 31, 2012, the amount charged to the Fund by Deutsche Bank Trust Company Americas included in the Statement of Operations under "other" aggregated $2,999, all of which is paid.

D. Share Repurchases

The Fund is authorized to effect periodic repurchases of its outstanding shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value. During the six months ended May 31, 2012, the Fund did not repurchase shares.

E. Subsequent Event

On July 12, 2012, Moody's Investors Service ("Moody's") announced that it had downgraded the rating of the Fund's Preferred Shares. The downgrade was one of many downgrades announced by Moody's with respect to securities of most equity, state-specific municipal, and national municipal closed-end funds. The downgrades were announced by Moody's after it had concluded its reviews of the Aaa ratings assigned to all closed-end fund obligations. Moody's initiated the reviews following its publication on May 2, 2012 of its revised methodology for rating debt securities and preferred stock issued by closed-end funds. With respect to national municipal closed-end funds, Moody's announced ratings downgrades for sixty-nine such funds.

The downgrade of the Preferred Shares' rating was the result of a decision by Moody's to revise its ratings methodology and was not specifically related to any changes in the Fund's portfolio investments or structure. Rather, the downgrade was the result of Moody's industry-wide review that followed its announcement of its ratings methodology changes. As part of these changes, Moody's press release on the subject stated that, in addition to key ratings factors discussed in its press release, it also considered the priority of claim of specific securities. With respect to preferred securities, Moody's noted that a one-notch downward adjustment from its analysis of key ratings factors was made to reflect the weaker position of such securities in the capital structure. As a result of this review, Moody's downgraded the Preferred Shares' rating from Aaa to Aa2.

Moody's downgrade of the Preferred Shares' rating has no effect on the maximum rate payable on the Preferred Shares under their Certificate of Designation. Moreover, there have been no resultant changes in the Fund's objective or investment strategies.

Dividend Reinvestment Plan

A summary of the Fund's Dividend Reinvestment Plan (the "Plan") is set forth below. Shareholders may obtain a copy of the entire Plan by visiting the Fund's Web site at www.dws-investments.com or by writing or calling DWS Investment Service Company ("DISC") at:

P.O. Box 219066

Kansas City, Missouri 64121-9066

(800) 294-4366

If you wish to participate in the Plan and your shares are held in your own name, simply contact DISC for the appropriate form. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan. The Fund's transfer agent and dividend disbursing agent (the "Transfer Agent") will establish a Dividend Investment Account (the "Account") for each shareholder participating in the Plan. The Transfer Agent will credit to the Account of each participant any cash dividends and capital gains distributions (collectively, "Distributions") paid on shares of the Fund (the "Shares"). Shares in a participant's Account are transferable upon proper written instructions to the Transfer Agent. Upon request to the Transfer Agent, a certificate for any or all full Shares in a participant's Account will be sent to the participant.

If, on the record date for a Distribution (the "Record Date"), Shares are trading at a discount from net asset value per Share, funds credited to a participant's Account will be used to purchase Shares (the "Purchase"). The Plan Agent (currently Computershare Inc.) will attempt, commencing five days prior to the Payment Date and ending at the close of business on the Payment Date ("Payment Date" as used herein shall mean the last business day of the month in which such Record Date occurs), to acquire Shares in the open market. If and to the extent that the Plan Agent is unable to acquire sufficient Shares to satisfy the Distribution by the close of business on the Payment Date, the Fund will issue to the Plan Agent, Shares valued at net asset value per Share in the aggregate amount of the remaining value of the Distribution. If, on the Record Date, Shares are trading at a premium over net asset value per Share, the Fund will issue on the Payment Date Shares valued at net asset value per Share on the Record Date to the Transfer Agent in the aggregate amount of the funds credited to the participants' Accounts. The Fund will increase the price at which Shares may be issued under the Plan to 95% of the fair market value of the shares on the Record Date if the net asset value per Share of the Shares on the Record Date is less than 95% of the fair market value of the Shares on the Record Date.

Although the Fund seeks income that is exempt from federal income tax, a portion of the Distributions may be subject to federal, state and local taxes, including the alternative minimum tax. The reinvestment of Distributions does not relieve the participant of any tax that many be payable on the Distributions. The Transfer Agent will report to each participant the taxable amount of Distributions credited to his or her account. Participants will be treated for federal income tax purposes as receiving the amount of the Distributions made by the Fund, which amount generally will be either equal to the amount of the cash distribution the shareholder would have received if the shareholder had elected to receive cash or, for shares issued by the Fund, the fair market value of the shares issued to the shareholder.

The cost of Shares acquired for each participant's Account in connection with a Purchase shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired in connection with that Purchase. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases. Brokerage charges for purchasing small amounts of Shares for individual Accounts through the Plan will probably be less than the usual brokerage charges for such transactions, as the Plan Agent will be purchasing Shares for all participants in blocks and prorating the lower commission thus attainable.

A participant may from time to time make voluntary cash contributions to his Account in a minimum amount of $100 (no more than $500 may be contributed per month). Participants making voluntary cash investments will be charged a $0.75 service fee for each such investment and will be responsible for their pro rata share of brokerage commissions. Please contact DISC for more information on voluntary cash contributions.

The Fund reserves the right to amend the Plan, including provisions with respect to any Distribution paid, subsequent to notice thereof sent to participants in the Plan at least ninety days before the record date for such Distribution, except when such amendment is necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, in which case such amendment shall be effective as soon as practicable. The Plan may be terminated by the Fund.

Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective for the next Distribution following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten days prior to the Record Date for the Distribution. When a participant withdraws from the Plan, or when the Plan is terminated by the Fund, the participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a participant so desires, the Transfer Agent will notify the Plan Agent to sell his Shares in the Plan and send the proceeds to the participant, less brokerage commissions and a $2.50 service fee.

Shareholders will receive tax information annually for personal records and to assist in preparation of their federal income tax returns.

Additional Information

Automated Information Line	DWS Investments Closed-End Fund Info Line (800) 349-4281
Web Site	www.dws-investments.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	Deutsche Investment Management Americas Inc. 345 Park Avenue New York, NY 10154
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	Computershare Inc. P.O. Box 43078 Providence, RI 02940-3078
Shareholder Service Agent and Transfer Agent	DWS Investments Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company Lafayette Corporate Center 2 Avenue De Lafayette Boston, MA 02111
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings as of the month-end are posted on www.dws-investments.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

NYSE Symbol	KSM

CUSIP Number	Common Shares	23338T 101
	Preferred Shares	23338T 200

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

DWS INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DSMIT-3
(R-027926-1 7/12)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
December 1 through December 31	-	n/a	n/a	n/a
January 1 through January 31	-	n/a	n/a	n/a
February 1 through February 28	-	n/a	n/a	n/a
March 1 through March 31	-	n/a	n/a	n/a
April 1 through April 30	-	n/a	n/a	n/a
May 1 through May 31	-	n/a	n/a	n/a
Total	-	n/a	n/a	n/a
The Fund may from time to time repurchase shares in the open market.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Municipal Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 30, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 30, 2012